Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Short-term loans		¥ 878,000	¥ 878,000	¥ 878,000		$ 127,298
Interest expense			45,607	31,644	¥ 31,215
Amount drawn down under the facility		255,028	522,345	255,028		75,733
Equity Interests in Investee Company [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage					37.50%
NetEase Group [Member]
Related Party Transaction [Line Items]
Short-term loans		878,000	878,000	878,000
Interest expense			31,226	31,028	¥ 31,215
Amount drawn down under the facility		¥ 255,028	¥ 522,345	255,028		75,000
Line of credit facility expiration date			Mar. 31, 2024
NetEase Group [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Interest expense			¥ 14,381	¥ 616
Debt Instrument, Term	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300,000
Debt instrument variable interest rate spread		1.10%
Amount drawn down under the facility | $						$ 75,000
Line of credit facility expiration date			Mar. 31, 2024
NetEase Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Effective interest rate			3.90%	3.90%
NetEase Group [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Effective interest rate			3.50%	3.50%